OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MORGAN STANLEY CAPITAL I INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001547361

MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2025-SPL1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Chris Scott, (212) 761-4940

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G is supplemented by Exhibits 99.1 through 99.6 and Exhibits 99.13 through 99.33 of the Form ABS-15G filed by Credit Suisse First Boston Mortgage Securities Corp. on June 21, 2022 (Accession Number: 0001387131-22-007104) (the “Prior Filing”). Certain of the mortgage loans that were included in the Prior Filing will be included in the MSRM 2025-SPL1 securitization transaction and the information provided in the Prior Filing solely with respect to those mortgage loans should be read in conjunction with this Form ABS-15G. Exhibit 99.7 provides a link to the Prior Filing. Exhibit 99.8 provides a list of mortgage loans and their loan identifiers mapping the Prior Filing’s loan identifiers with the MSRM 2025-SPL1 securitization transaction’s loan identifiers for the certain mortgage loans that were included in the Prior Filing that will be included in the MSRM 2025-SPL1 securitization transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.

Date: September 22, 2025

By: /s/ Chris Scott

Name: Chris Scott

Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1 Third Party Due Diligence Report - AMC Diligence, LLC Executive Summary

Schedule 1 - Exception Grades Report

Schedule 2 - Rating Agency Grades Report

Schedule 3 - Data Compare Report

Schedule 4 - Valuation Summary Report

Schedule 5 - Supplemental Report

Schedule 6 - Business Purpose Report

Schedule 7 - Multi Property Valuation Report

99.2 Third Party Due Diligence Report - Clayton Services LLC Due Diligence Narrative Report

Schedule 1 - Conditions Report (19 loans)

Schedule 2 - Compliance Only Conditions Report (10 loans)

Schedule 3 - Loan Level Tape Compare Report

Schedule 4 - Rating Agency ATR QM Report

Schedule 5 - Non ATR QM Report4

Schedule 6 - Valuations Summary Report

Schedule 7 - Waived Conditions Report

99.3 Third Party Due Diligence Report - Consolidated Analytics, Inc. Executive Summary

Schedule 1 - Due Diligence Standard Report

Schedule 2 - Rating Agency Grades Summary Report

Schedule 3 - Valuations Summary Report

Schedule 4 - Data Compare Report

Schedule 5 - Supplemental Report

99.4 Third Party Due Diligence Report - Covius Real Estate Services, LLC Executive Summary

Schedule 1 - ATR QM Report

Schedule 2 - Exceptions Report

Schedule 3 - Grades Report

Schedule 4 - Tape Compare Report

Schedule 5 - Valuation Report

99.5 Third Party Due Diligence Report - Opus Capital Markets Consultants, LLC Narrative

Schedule 1 - Exception Report

Schedule 2 - Rating Agency Grades Report

Schedule 3 - Supplemental ATR Report

Schedule 4 - Data Compare Report

Schedule 5 - MultiProperty Valuation Report

99.6 Third Party Due Diligence Report - Selene Diligence LLC Due Diligence Narrative Report

Schedule 1 - Rating Agency Grades Summary Report

Schedule 2 - Standard Findings Report

Schedule 3 - Valuation Report

Schedule 4 - Rating Agency Multi-Property Valuation Report

Schedule 5 - Data Compare Report

Schedule 6 – Supplemental Data Report

99.7 Link to the Prior Filing

99.8 Mortgage Loan List and Loan Identifiers